Acquisitions & Divestitures - 2019, Pro forma information (Details) - Red Hat, Inc. - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Acquisitions
Proforma acquisition related costs	$ 374.0
Revenue	79,628.0	$ 81,360.0
Net income	$ 9,723.0	$ 5,702.0